UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment |_|; Amendment Number:________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President
Phone:    212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron               New York, NY                    02/13/2001
-----------------------------  ------------------------------  -----------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
               Form 13F File Number          Name

            28-                              N/A
                ---------------------        -----------------------------------
                [Repeat as necessary.]

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                        ----------------

Form 13F Information Table Entry Total:         91
                                        ----------------

Form 13F Information Table Value Total:      107,854
                                        ----------------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.            Form 13F File Number                  Name

       01         28-04329                              Scoggin LLC
     --------     --------------------------------------------------------------

[Repeat as necessary.]

Quarter Ended 12/31/00

                           Form 13F Information Table

            Column 1               Column 2    Column 3  Column 4                   Column 5     Column 6  Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          Value                SHRS or SH/ Put/  Investment  Other  Voting Authority
         Name of Issuer        Title of Class    Cusip   (x1000)      PRN      PRN AMT PRN Call  Discretion  Mgrs.  Sole  Shrd. None
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc.                  common    037833100   1,116     14.8750    75,000              Sole            Sole
Apple Computer Inc.                  common    037833100   1,116     14.8750    75,000            Defined     01    Sole
APW Limited                          common    G04397108     253     33.7500     7,500   call       Sole            Sole
APW Limited                          common    G04397108     253     33.7500     7,500   call     Defined     01    Sole
APW Limited                          common    G04397108     422     33.7500    12,500   call       Sole            Sole
APW Limited                          common    G04397108     422     33.7500    12,500   call     Defined     01    Sole
Arch Wireless                        common    039392105      66      0.6250   105,899              Sole            Sole
Arch Wireless                        common    039392105      66      0.6250   105,900            Defined     01    Sole
AT&T Corp                            common    001957109   4,744     17.2500   275,000              Sole            Sole
AT&T Corp                            common    001957109   4,744     17.2500   275,000            Defined     01    Sole
AT&T Corp                            common    001957109   3,450     17.2500   200,000   Put        Sole            Sole
AT&T Corp                            common    001957109   1,725     17.2500   100,000   Put      Defined     01    Sole
AT&T Corp                            common    001957109     431     17.2500    25,000   call       Sole            Sole
AT&T Corp                            common    001957109     431     17.2500    25,000   call     Defined     01    Sole
Bogen Communications Int'l           common     97189104   1,569      4.0000   392,148              Sole            Sole
Bogen Communications Int'l           common     97189104     776      4.0000   194,000            Defined     01    Sole
Cendant Corp                         common    151313103     481      9.6250    50,000              Sole            Sole
Cendant Corp                         common    151313103     481      9.6250    50,000            Defined     01    Sole
C-Cube Microsystem                   common    12501N108     308     12.3125    25,000              Sole            Sole
C-Cube Microsystem                   common    12501N108     308     12.3125    25,000            Defined     01    Sole
Columbus McKinnon Corp               common    199333105   2,548      8.8750   287,100              Sole            Sole
Columbus McKinnon Corp               common    199333105   1,260      8.8750   141,975            Defined     01    Sole
General Semiconductor Inc.           common    370787103     781      6.2500   125,000              Sole            Sole
General Semiconductor Inc.           common    370787103     781      6.2500   125,000            Defined     01    Sole
Gillette Co                          common    375766102     903     36.1250    25,000              Sole            Sole
Gillette Co                          common    375766102     903     36.1250    25,000            Defined     01    Sole
Global Light Telecommunications      common    37934X100     674      4.3500   155,000              Sole            Sole
Global Light Telecommunications      common    37934X100     679      4.3500   156,200            Defined     01    Sole
Honeywell Int'l Inc                  common    438516106   5,796     47.3125   122,500              Sole            Sole
Honeywell Int'l Inc                  common    438516106   5,796     47.3125   122,500            Defined     01    Sole
Honeywell Int'l Inc                  common    438516106   2,366     47.3125    50,000   call       Sole            Sole
Honeywell Int'l Inc                  common    438516106   2,366     47.3125    50,000   call     Defined     01    Sole
JDS Uniphase Corp                    common    46612J101     521     41.6875    12,500   call       Sole            Sole
JDS Uniphase Corp                    common    46612J101     521     41.6875    12,500   call     Defined     01    Sole
Litton Industries Inc.               common    538021106   2,951     78.6875    37,500              Sole            Sole
Litton Industries Inc.               common    538021106   2,951     78.6875    37,500            Defined     01    Sole
Marvel Enterprises Inc. 8%        conv. prf    57383M207     515      1.7500   294,129              Sole            Sole
Marvel Enterprises Inc. 8%        conv. prf    57383M207     343      1.7500   196,085            Defined     01    Sole
Methode Electronics Cl A             common    591520200   1,080     22.9375    47,100              Sole            Sole
Methode Electronics Cl A             common    591520200   1,080     22.9375    47,100            Defined     01    Sole
MRV Communications Inc.              common    553477100   1,030     13.3750    77,000              Sole            Sole
MRV Communications Inc.              common    553477100   1,029     13.3750    76,900            Defined     01    Sole
Overseas Fimgroup Inc                common    690337118      10      0.2500    40,000              Sole            Sole
Overseas Fimgroup Inc                common    690337118       8      0.2500    30,000            Defined     01    Sole
Powertel, Inc.                       common    73936C109       -     61.9375         -              Sole            Sole
Powertel, Inc.                       common    73936C109     604     61.9375     9,750            Defined     01    Sole
Quaker Oats Co                       common    747402105   3,652     97.3750    37,500              Sole            Sole
Quaker Oats Co                       common    747402105   3,652     97.3750    37,500            Defined     01    Sole
Rare Medium Group Inc                common    75382N109     262     1.90625   137,500              Sole            Sole
Rare Medium Group Inc                common    75382N109     262     1.90625   137,500            Defined     01    Sole
SDL, Inc.                            common    784076101   1,482    148.1875    10,000              Sole            Sole
SDL, Inc.                            common    784076101   1,482    148.1875    10,000            Defined     01    Sole
S&P 500 Index                        common    A38001SXY      85      8.5000       100   call       Sole            Sole
S&P 500 Index                        common    A38001SXY      85      8.5000       100   call     Defined     01    Sole
S&P 500 Index                        common    B40001SXZ     261     17.3750       150   call       Sole            Sole
S&P 500 Index                        common    B40001SXZ     261     17.3750       150   call     Defined     01    Sole
S&P 500 Index                        common    B42501SXZ     275     11.0000       250   call       Sole            Sole
S&P 500 Index                        common    B42501SXZ     275     11.0000       250   call     Defined     01    Sole
S&P 500 Index                        common    M28501SZP      83     16.6250        50   Put        Sole            Sole
S&P 500 Index                        common    M28501SZP      83     16.6250        50   Put      Defined     01    Sole
S&P 500 Index                        common    O25001SZP     353     28.2500       125   Put        Sole            Sole
S&P 500 Index                        common    O25001SZP     353     28.2500       125   Put      Defined     01    Sole
S&P 500 Index                        common    O27501SZP     438     35.0000       125   Put        Sole            Sole
S&P 500 Index                        common    O27501SZP     438     35.0000       125   Put      Defined     01    Sole
Spherion Corporation                 common    848420105   1,131     11.3125   100,000              Sole            Sole
Spherion Corporation                 common    848420105   1,131     11.3125   100,000            Defined     01    Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call       Sole            Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call     Defined     01    Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call       Sole            Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call     Defined     01    Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call       Sole            Sole
Sprint Corp                          common    852061100     508     20.3125    25,000   call     Defined     01    Sole
St. Jude Medical Inc.                common    790849103     768     61.4375    12,500   put        Sole            Sole
St. Jude Medical Inc.                common    790849103     768     61.4375    12,500   Put      Defined     01    Sole
Sybron Dental Spec Inc               common    871142105   3,164     16.8750   187,500              Sole            Sole
Sybron Dental Spec Inc               common    871142105   3,164     16.8750   187,500            Defined     01    Sole
3 Com Corp                           common    885535104     850      8.5000   100,000              Sole            Sole
3 Com Corp                           common    885535104     850      8.5000   100,000            Defined     01    Sole
Varian Medical Systems Inc.          common     9220P105   1,698     67.9375    25,000   Put        Sole            Sole
Visible Genetics Inc                 common    928295104   2,023     37.7500    53,600              Sole            Sole
Visible Genetics Inc                 common    928295104   1,925     37.7500    51,000            Defined     01    Sole
Willamette Industries Inc            common    969133107   1,760     46.9375    37,500              Sole            Sole
Willamette Industries Inc            common    969133107   1,878     46.9375    40,000            Defined     01    Sole
Willamette Industries Inc            common    969133107     587     46.9375    12,500   call       Sole            Sole
Willamette Industries Inc            common    969133107     587     46.9375    12,500   call     Defined     01    Sole
WorldCom, Inc.                       common    98157D106     352     14.0625    25,000              Sole            Sole
WorldCom, Inc.                       common    98157D106     352     14.0625    25,000            Defined     01    Sole
WorldCom, Inc.                       common    98157D106   1,055     14.0625    75,000   call       Sole            Sole
WorldCom, Inc.                       common    98157D106   1,055     14.0625    75,000   call     Defined     01    Sole
Wyndham International Inc            common    983101106   2,637      1.7500 1,506,700              Sole            Sole
Wyndham International Inc            common    983101106   2,637      1.7500 1,506,700            Defined     01    Sole

                                                         107,854